Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax [Abstract]
Income tax income	$ (22,620)	$ (9,656)
Loss before income tax	(28,006)	$ (15,629)
Recognition of net operating loss carryforwards	$ 14,000